Indebtedness (Details) - Schedule of short-term and long-term portions of deferred financing costs, prepayment options and loss on repayment - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule of short-term and long-term portions of deferred financing costs, prepayment options and loss on repayment [Abstract]
Short-term deferred financing costs
Long-term deferred financing costs	27,431	24,888
Deferred financing cost	27,431	24,888
Short-term prepayment options
Long-term prepayment options	(23,448)	(24,925)
Prepayment option	(23,448)	(24,925)
Short-term loss on repayment
Long-term loss on repayment	(1,923)	(2,283)
Loss on repayment	(1,923)	(2,283)
Deferred financing costs, prepayment options and loss on repayment	$ 2,060	$ (2,320)